Leases - Schedule of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Lease Liabilities [Abstract]
Carrying amount at January 1	¥ 22,681	$ 3,107	¥ 17,222
New leases	17,108	2,344	16,194
Accretion of interest recognized during the year (note 8)	1,498	205	1,321	¥ 1,108
Payments	(9,911)	(1,358)	(12,087)
Exchange realignment	8	2	31
Disposal	(1,152)	(158)
Carrying amount at December 31	30,232	$ 4,142	22,681	¥ 17,222
Current portion	9,439		9,757		$ 1,293
Non-current portion	¥ 20,793		¥ 12,924		$ 2,849